Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of major financial instruments measured at fair value
The following tables set the major financial instruments measured at fair value, by level within the fair value hierarchy as of December 31, 2024 and 2025.

		Fair Value Measurement at Reporting Date Using
	Fair Value as of December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
Assets
Prepayments and other current assets, net –derivative asset	175	175	—	—
Long-term investments, net – equity securities	17,507	17,507	—	—
Long-term investments, net – available-for-sale debt investments	42,833	—	—	42,833

Liabilities
Warrant liabilities – public warrants	676	676	—	—
Warrant liabilities – private warrants	449	—	—	449
Accrued expenses and other current liabilities – derivative liability	871	—	—	871

		Fair Value Measurement at Reporting Date Using
	Fair Value as of December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
Assets
Long-term investments, net – equity securities	728	728	—	—

Liabilities
Warrant liabilities – public warrants	750	750	—	—
Warrant liabilities – private warrants	451	—	—	451